FRANK FUNDS

November 4, 2025

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, NE

Washington, D.C.  20549

Re:

Frank Funds (File Nos. 333-113657 and 811-21532)

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies that (i) the forms of the prospectuses and statements of additional information that would have been filed by Frank Funds (the “Trust”), on behalf of the Frank Value Fund and Camelot Event-Driven Fund, under paragraph (c) of Rule 497 under the 1933 Act, would not have differed from that contained in Post-Effective Amendment No. 46 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 28, 2025 (Accession No. 0001162044-25-001061).

Very truly yours,

/s/ Brian Frank

Brian Frank

President